United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-1
(Investment Company Act File Number)

Federated Hermes Global Allocation Fund
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-11-30

Date of Reporting Period: 2025-11-30

Item 1.	Reports to Stockholders

Federated Hermes Global Allocation Fund

Class A Shares | FSTBX

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$121	1.14%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets, and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

  U.S. equity security selection strategies contributed positively to Fund relative performance.

  Fixed income asset allocation strategies contributed positively to Fund relative performance.

  Foreign equity security selection strategies contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity asset allocation strategies detracted from Fund relative performance.

  An allocation to cash had a negative impact on Fund relative performance.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	MSCI ACWI	Bloomberg Global Aggregate Bond Index	60% MSCI ACWI/40% Bloomberg Global Aggregate	Morningstar World Allocation Funds Category Average
11/30/2015	$9,552	$10,000	$10,000	$10,000	$10,000
11/30/2016	$9,493	$10,368	$10,310	$10,362	$10,312
11/30/2017	$11,086	$12,923	$10,984	$12,134	$11,794
11/30/2018	$10,702	$12,796	$10,674	$11,940	$11,566
11/30/2019	$11,761	$14,546	$11,567	$13,358	$12,717
11/30/2020	$13,019	$16,730	$12,536	$15,090	$13,747
11/30/2021	$14,332	$19,953	$12,123	$16,572	$15,471
11/30/2022	$12,755	$17,635	$10,085	$14,328	$14,176
11/30/2023	$13,215	$19,753	$10,291	$15,480	$14,848
11/30/2024	$15,541	$24,912	$10,769	$18,133	$17,347
11/30/2025	$17,481	$29,448	$11,369	$20,512	$19,430

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	7.44%	5.10%	5.74%
Class A Shares without sales load	12.48%	6.07%	6.23%
MSCI ACWI	18.21%	11.97%	11.40%
Bloomberg Global Aggregate Bond Index	5.57%	(1.94)%	1.29%
60% MSCI ACWI/40% Bloomberg Global Aggregate	13.12%	6.33%	7.45%
Morningstar World Allocation Funds Category Average	11.96%	7.16%	6.86%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Key Fund Statistics

  Net Assets$285,568,120
  Number of Investments1,194
  Portfolio Turnover101%
  Total Advisory Fees Paid$1,202,784

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.5%
U.S. Treasury Securities	2.8%
Mortgage Core Fund	4.0%
Corporate Bonds	5.2%
Foreign Government/Agency	7.7%
Emerging Markets Core Fund	8.6%
International Equity Securities	23.9%
Domestic Equity Securities	40.5%

Top Sectors - Equity(% of Equity Securities)

Value	Value
Real Estate	1.5%
Utilities	2.1%
Energy	3.3%
Consumer Staples	3.4%
Materials	4.5%
Health Care	7.8%
Communication Services	8.8%
Consumer Discretionary	10.8%
Industrials	11.4%
Financials	20.2%
Information Technology	26.2%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Steven A. Chiavarone no longer serves as a Portfolio Manager to the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183104

G01454-01-A (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class C Shares | FSBCX

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$204	1.93%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets, and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

  U.S. equity security selection strategies contributed positively to Fund relative performance.

  Fixed income asset allocation strategies contributed positively to Fund relative performance.

  Foreign equity security selection strategies contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity asset allocation strategies detracted from Fund relative performance.

  An allocation to cash had a negative impact on Fund relative performance.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	MSCI ACWI	Bloomberg Global Aggregate Bond Index	60% MSCI ACWI/40% Bloomberg Global Aggregate	Morningstar World Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$9,856	$10,368	$10,310	$10,362	$10,312
11/30/2017	$11,426	$12,923	$10,984	$12,134	$11,794
11/30/2018	$10,946	$12,796	$10,674	$11,940	$11,566
11/30/2019	$11,938	$14,546	$11,567	$13,358	$12,717
11/30/2020	$13,116	$16,730	$12,536	$15,090	$13,747
11/30/2021	$14,323	$19,953	$12,123	$16,572	$15,471
11/30/2022	$12,653	$17,635	$10,085	$14,328	$14,176
11/30/2023	$13,008	$19,753	$10,291	$15,480	$14,848
11/30/2024	$15,297	$24,912	$10,769	$18,133	$17,347
11/30/2025	$17,206	$29,448	$11,369	$20,512	$19,430

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	10.63%	5.25%	5.58%
Class C Shares without sales load	11.63%	5.25%	5.58%
MSCI ACWI	18.21%	11.97%	11.40%
Bloomberg Global Aggregate Bond Index	5.57%	(1.94)%	1.29%
60% MSCI ACWI/40% Bloomberg Global Aggregate	13.12%	6.33%	7.45%
Morningstar World Allocation Funds Category Average	11.96%	7.16%	6.86%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Key Fund Statistics

  Net Assets$285,568,120
  Number of Investments1,194
  Portfolio Turnover101%
  Total Advisory Fees Paid$1,202,784

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.5%
U.S. Treasury Securities	2.8%
Mortgage Core Fund	4.0%
Corporate Bonds	5.2%
Foreign Government/Agency	7.7%
Emerging Markets Core Fund	8.6%
International Equity Securities	23.9%
Domestic Equity Securities	40.5%

Top Sectors - Equity(% of Equity Securities)

Value	Value
Real Estate	1.5%
Utilities	2.1%
Energy	3.3%
Consumer Staples	3.4%
Materials	4.5%
Health Care	7.8%
Communication Services	8.8%
Consumer Discretionary	10.8%
Industrials	11.4%
Financials	20.2%
Information Technology	26.2%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Steven A. Chiavarone no longer serves as a Portfolio Manager to the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183302

G01454-01-B (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Institutional Shares | SBFIX

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.85%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets, and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

  U.S. equity security selection strategies contributed positively to Fund relative performance.

  Fixed income asset allocation strategies contributed positively to Fund relative performance.

  Foreign equity security selection strategies contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity asset allocation strategies detracted from Fund relative performance.

  An allocation to cash had a negative impact on Fund relative performance.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Institutional Shares	MSCI ACWI	Bloomberg Global Aggregate Bond Index	60% MSCI ACWI/40% Bloomberg Global Aggregate	Morningstar World Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$9,963	$10,368	$10,310	$10,362	$10,312
11/30/2017	$11,670	$12,923	$10,984	$12,134	$11,794
11/30/2018	$11,296	$12,796	$10,674	$11,940	$11,566
11/30/2019	$12,449	$14,546	$11,567	$13,358	$12,717
11/30/2020	$13,827	$16,730	$12,536	$15,090	$13,747
11/30/2021	$15,263	$19,953	$12,123	$16,572	$15,471
11/30/2022	$13,627	$17,635	$10,085	$14,328	$14,176
11/30/2023	$14,159	$19,753	$10,291	$15,480	$14,848
11/30/2024	$16,695	$24,912	$10,769	$18,133	$17,347
11/30/2025	$18,833	$29,448	$11,369	$20,512	$19,430

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	12.81%	6.38%	6.54%
MSCI ACWI	18.21%	11.97%	11.40%
Bloomberg Global Aggregate Bond Index	5.57%	(1.94)%	1.29%
60% MSCI ACWI/40% Bloomberg Global Aggregate	13.12%	6.33%	7.45%
Morningstar World Allocation Funds Category Average	11.96%	7.16%	6.86%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Key Fund Statistics

  Net Assets$285,568,120
  Number of Investments1,194
  Portfolio Turnover101%
  Total Advisory Fees Paid$1,202,784

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.5%
U.S. Treasury Securities	2.8%
Mortgage Core Fund	4.0%
Corporate Bonds	5.2%
Foreign Government/Agency	7.7%
Emerging Markets Core Fund	8.6%
International Equity Securities	23.9%
Domestic Equity Securities	40.5%

Top Sectors - Equity(% of Equity Securities)

Value	Value
Real Estate	1.5%
Utilities	2.1%
Energy	3.3%
Consumer Staples	3.4%
Materials	4.5%
Health Care	7.8%
Communication Services	8.8%
Consumer Discretionary	10.8%
Industrials	11.4%
Financials	20.2%
Information Technology	26.2%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Steven A. Chiavarone no longer serves as a Portfolio Manager to the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183500

G01454-01-D (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class R Shares | FSBKX

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$166	1.57%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets, and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

  U.S. equity security selection strategies contributed positively to Fund relative performance.

  Fixed income asset allocation strategies contributed positively to Fund relative performance.

  Foreign equity security selection strategies contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity asset allocation strategies detracted from Fund relative performance.

  An allocation to cash had a negative impact on Fund relative performance.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Class R Shares	MSCI ACWI	Bloomberg Global Aggregate Bond Index	60% MSCI ACWI/40% Bloomberg Global Aggregate	Morningstar World Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$9,888	$10,368	$10,310	$10,362	$10,312
11/30/2017	$11,502	$12,923	$10,984	$12,134	$11,794
11/30/2018	$11,058	$12,796	$10,674	$11,940	$11,566
11/30/2019	$12,101	$14,546	$11,567	$13,358	$12,717
11/30/2020	$13,342	$16,730	$12,536	$15,090	$13,747
11/30/2021	$14,617	$19,953	$12,123	$16,572	$15,471
11/30/2022	$12,955	$17,635	$10,085	$14,328	$14,176
11/30/2023	$13,370	$19,753	$10,291	$15,480	$14,848
11/30/2024	$15,650	$24,912	$10,769	$18,133	$17,347
11/30/2025	$17,531	$29,448	$11,369	$20,512	$19,430

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	12.02%	5.61%	5.77%
MSCI ACWI	18.21%	11.97%	11.40%
Bloomberg Global Aggregate Bond Index	5.57%	(1.94)%	1.29%
60% MSCI ACWI/40% Bloomberg Global Aggregate	13.12%	6.33%	7.45%
Morningstar World Allocation Funds Category Average	11.96%	7.16%	6.86%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Key Fund Statistics

  Net Assets$285,568,120
  Number of Investments1,194
  Portfolio Turnover101%
  Total Advisory Fees Paid$1,202,784

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.5%
U.S. Treasury Securities	2.8%
Mortgage Core Fund	4.0%
Corporate Bonds	5.2%
Foreign Government/Agency	7.7%
Emerging Markets Core Fund	8.6%
International Equity Securities	23.9%
Domestic Equity Securities	40.5%

Top Sectors - Equity(% of Equity Securities)

Value	Value
Real Estate	1.5%
Utilities	2.1%
Energy	3.3%
Consumer Staples	3.4%
Materials	4.5%
Health Care	7.8%
Communication Services	8.8%
Consumer Discretionary	10.8%
Industrials	11.4%
Financials	20.2%
Information Technology	26.2%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Steven A. Chiavarone no longer serves as a Portfolio Manager to the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183401

G01454-01-C (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class R6 Shares | FSBLX

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$88	0.83%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets, and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

  U.S. equity security selection strategies contributed positively to Fund relative performance.

  Fixed income asset allocation strategies contributed positively to Fund relative performance.

  Foreign equity security selection strategies contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity asset allocation strategies detracted from Fund relative performance.

  An allocation to cash had a negative impact on Fund relative performance.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	MSCI ACWI	Bloomberg Global Aggregate Bond Index	60% MSCI ACWI/40% Bloomberg Global Aggregate	Morningstar World Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$9,943	$10,368	$10,310	$10,362	$10,312
11/30/2017	$11,648	$12,923	$10,984	$12,134	$11,794
11/30/2018	$11,280	$12,796	$10,674	$11,940	$11,566
11/30/2019	$12,438	$14,546	$11,567	$13,358	$12,717
11/30/2020	$13,811	$16,730	$12,536	$15,090	$13,747
11/30/2021	$15,248	$19,953	$12,123	$16,572	$15,471
11/30/2022	$13,621	$17,635	$10,085	$14,328	$14,176
11/30/2023	$14,155	$19,753	$10,291	$15,480	$14,848
11/30/2024	$16,695	$24,912	$10,769	$18,133	$17,347
11/30/2025	$18,843	$29,448	$11,369	$20,512	$19,430

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference1	12.86%	6.41%	6.54%
MSCI ACWI	18.21%	11.97%	11.40%
Bloomberg Global Aggregate Bond Index	5.57%	(1.94)%	1.29%
60% MSCI ACWI/40% Bloomberg Global Aggregate	13.12%	6.33%	7.45%
Morningstar World Allocation Funds Category Average	11.96%	7.16%	6.86%
Footnote	Description
Footnote[1]	The Fund’s R6 class commenced operations on June 29, 2016. For the period prior to the commencement of operations for the R6 class, the R6 class performance information shown is for the Fund’s A class. The performance of the Fund’s A class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the A class. The performance of the A class has been adjusted to remove any voluntary waiver of Fund expenses related to the A class that may have occurred during the periods prior to commencement of operations of the R6 class and to reflect the differences in sales loads and charges imposed on the A class and R6 class.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Key Fund Statistics

  Net Assets$285,568,120
  Number of Investments1,194
  Portfolio Turnover101%
  Total Advisory Fees Paid$1,202,784

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.5%
U.S. Treasury Securities	2.8%
Mortgage Core Fund	4.0%
Corporate Bonds	5.2%
Foreign Government/Agency	7.7%
Emerging Markets Core Fund	8.6%
International Equity Securities	23.9%
Domestic Equity Securities	40.5%

Top Sectors - Equity(% of Equity Securities)

Value	Value
Real Estate	1.5%
Utilities	2.1%
Energy	3.3%
Consumer Staples	3.4%
Materials	4.5%
Health Care	7.8%
Communication Services	8.8%
Consumer Discretionary	10.8%
Industrials	11.4%
Financials	20.2%
Information Technology	26.2%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Steven A. Chiavarone no longer serves as a Portfolio Manager to the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183609

G01454-01-E (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.
Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $42,265

Fiscal year ended 2024 – $40,639

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025– 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $408,662

Fiscal year ended 2024 - $4,704

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
November 30, 2025

Share Class | Ticker	A | FSTBX	C | FSBCX	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Hermes Global Allocation Fund

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2025
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—64.4%
		Communication Services—5.6%
11,514		Alphabet, Inc., Class A	$ 3,686,553
9,551		Alphabet, Inc., Class C	3,057,466
198	[1]	AST SpaceMobile, Inc.	11,128
7,258		AT&T, Inc.	188,853
4,100	[1]	Baidu, Inc.	60,262
71	[1]	Bandwidth, Inc.	1,011
250		BCE, Inc.	5,889
10,497		Bharti Airtel Ltd.	246,869
1,293	[1]	CarGurus, Inc.	45,617
119		Cogent Communications Holdings, Inc.	2,271
6,310		Deutsche Telekom AG, Class REG	203,354
212		Elisa Oyj	9,298
373	[1]	EverQuote, Inc.	9,843
42,000		Far EasTone Telecommunications Co. Ltd.	117,954
250	[1]	Frontier Communications Parent, Inc.	9,480
132	[1]	Globalstar, Inc.	8,019
203	[1]	GOGO, Inc.	1,451
1,859	[1]	Grindr, Inc.	23,851
764	[1]	Ibotta, Inc.	18,229
43		IDT Corp.	2,140
66	[1]	Imax Corp.	2,449
7,997	[1]	Indus Towers Ltd.	35,848
91		Iridium Communications, Inc.	1,492
138		Kakao Corp.	5,516
14,700		KDDI Corp.	253,726
11,646		Koninklijke KPN NV	53,178
800	[1]	Kuaishou Technology	7,001
12,069		LG Uplus Corp.	123,517
163	[1]	Liberty Global Ltd.	1,860
333	[1]	Liberty Latin America Ltd.	2,914
2,513	[1]	Lumen Technologies, Inc.	20,380
40,500		Maxis Communications Berhad	39,118
3,130		Meta Platforms, Inc.	2,028,084
106		Millicom International Cellular S.A.	5,625
7,778		NetEase, Inc.	215,094
11,920	[1]	Netflix, Inc.	1,282,354
2,711	[1]	Nexxen International Ltd.	17,540
9,787	[1]	Pinterest, Inc.	255,636
1,011		Publicis Groupe S.A.	98,601
190	[1]	QuinStreet, Inc.	2,652
637	[1]	Reddit, Inc.	137,891
3,099	[1]	ROBLOX Corp.	294,498
134		Shenandoah Telecommunications Co.	1,465
623		SK Telecom Co. Ltd.	22,677
2,500		SoftBank Group Corp.	268,969
1,106	[1]	Spotify Technology S.A.	662,350
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
16		Swisscom AG	$ 11,487
1,188		Tegna, Inc.	23,190
75,151		Telefonica Brasil S.A.	498,815
917		Telenor ASA	13,250
262		Telephone and Data System, Inc.	10,551
18,594		Telstra Group Ltd.	59,952
891		TELUS Corp.	11,693
17,596		Tencent Holdings Ltd.	1,390,623
27,105		TIM S.A./Brazil	128,623
470		T-Mobile USA, Inc.	98,235
377		Uniti Group, Inc.	2,402
4,367		Verizon Communications, Inc.	179,527
101,894		Vodafone Group PLC	127,300
		TOTAL	16,105,621
		Consumer Discretionary—7.0%
683		Academy Sports and Outdoors, Inc.	32,955
562		Acushnet Holdings Corp.	47,264
58	[1]	Adient PLC	1,129
333	[1]	Adtalem Global Education, Inc.	30,822
44,408		Alibaba Group Holding Ltd.	875,160
17,959	[1]	Amazon.com, Inc.	4,188,398
12,124	[1]	Amer Sports, Inc.	450,164
14,600		Anta Sports Products Ltd.	159,369
453	[1]	Aptiv PLC	35,130
133	[1]	Asbury Automotive Group, Inc.	30,932
3,228		Avolta AG	177,389
6,100		Bandai Namco Holdings, Inc.	178,695
453		BorgWarner, Inc.	19,506
237		Bosch Ltd.	95,582
1,234		Brightstar Lottery PLC	19,300
385	[1]	Brinker International, Inc.	59,209
400		BYD Co. Ltd., Class A	5,026
8,300		BYD Co. Ltd., Class H	111,825
473		Canadian Tire Corp. Ltd.	57,547
18,860	[1]	Carnival Corp.	486,211
2,011	[1]	Carvana Co.	753,120
1,000		Chongqing Sokon Industry Group Stock Co. Ltd.	17,859
67,800		Chow Tai Fook Jewellery Group Ltd.	119,027
8		Cie Financiere Richemont S.A.	1,700
6,028		Compagnie Generale des Etablissements Michelin SCA, Class B	197,052
1		Compass Group PLC	31
32		D’ieteren Group	5,576
615		Dixon Technologies (India) Ltd.	100,500
649		Dollarama, Inc.	92,860
160	[1]	Dorman Products, Inc.	21,163
3,867		Ermenegildo Zegna Holditalia SpA	41,261
2,111		Evolution AB	144,330
2,705	[1]	Expedia Group, Inc.	691,641
8,150		Ford Motor Co.	108,232
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
748	[1]	Frontdoor, Inc.	$ 40,340
36,000		Geely Automobile Holdings Ltd.	78,482
1,988		General Motors Co.	146,158
468		Gentex Corp.	10,684
647	[1]	GigaCloud Technology, Inc.	24,004
1,406	[1]	G-III Apparel Group Ltd.	40,985
15,000		Gree Electric Appliances, Inc. of Zhuhai	85,574
591	[1]	Green Brick Partners, Inc.	40,117
92		Group 1 Automotive, Inc.	36,896
416	[1]	Groupon, Inc.	7,035
225		Harley-Davidson, Inc.	5,510
71		Hermes International	173,022
1,549		Home Depot, Inc.	552,869
22		Hyundai Mobis	4,629
366		Hyundai Motor Co.	65,248
136		InterContinental Hotels Group PLC	18,035
12,900		Isuzu Motors Ltd.	207,114
12,481		JD.com, Inc.	186,808
2,182		Kia Corp.	169,604
4,791		Las Vegas Sands Corp.	326,555
244	[1]	Laureate Education, Inc.	7,540
110		Lear Corp.	11,810
1,612		Lowe’s Cos., Inc.	390,878
254	[1]	Lucid Group, Inc.	3,462
141		LVMH Moet Hennessy Louis Vuitton SE	104,638
966		Maruti Suzuki India Ltd.	171,837
19,714	[1]	Meituan	256,278
3,581		Mercedes-Benz Group AG	241,689
5,438	[1]	MGM Resorts International	191,907
1,294		Naspers Ltd., Class N	81,166
1,055		Next PLC	197,345
1,700		Oriental Land Co. Ltd.	32,786
1,945	[1,2]	Ozon Holdings PLC, ADR	0
212		Page Industries Ltd.	90,209
144		Patrick Industries, Inc.	15,584
204		Perdoceo Education Corp.	5,704
319		Phinia, Inc.	17,255
4,600		Pop Mart International Group Ltd.	133,674
2,156	[1]	Prosus NV	135,768
2,769		Pulte Group, Inc.	352,189
868	[1]	QuantumScape Corp.	10,607
1,612	[1]	Rivian Automotive, Inc.	27,178
2,131		Royal Caribbean Cruises, Ltd.	567,379
8,100		Sekisui House Ltd.	181,279
3,200		Sony Group Corp.	93,852
312	[1]	Stride, Inc.	19,821
8,400		Subaru Corp.	188,266
857	[1]	Taylor Morrison Home Corp.	53,725
5,878	[1]	Tesla, Inc.	2,528,539
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
105		Thor Industries, Inc.	$ 11,090
5,677		TJX Cos., Inc.	862,450
5,700		Toyota Motor Corp.	115,097
3,449		TVS Motor Co. Ltd.	136,256
550	[1]	United Parks & Resorts, Inc.	19,850
710	[1]	Urban Outfitters, Inc.	52,590
8,823	[1]	Viking Holdings Ltd.	589,200
408	[1]	Visteon Corp.	42,126
2,485		Wesfarmers Ltd.	133,504
40	[1]	XPEL, Inc.	1,859
23,800		Yamaha Motor Co.	172,515
14,600	[1]	Zhejiang Leapmotor Technology Ltd.	99,616
		TOTAL	19,924,152
		Consumer Staples—2.2%
4,700		Ajinomoto Co., Inc.	108,980
11,606		Altria Group, Inc.	684,870
56,627		Ambev S.A.	147,035
1,413		Anheuser-Busch InBev S.A./NV	86,905
319		Beiersdorf AG	34,335
6,041		British American Tobacco PLC	353,808
552		Cal-Maine Foods, Inc.	45,993
858	[1]	Central Garden & Pet Co., Class A	26,546
96	[1]	Chefs Warehouse, Inc.	5,887
4		Chocoladefabriken Lindt & Sprungli AG	58,956
3,005		Coca-Cola Bottling Co.	489,665
909		Coca-Cola Europacific Partners PLC	83,346
5,480		Coles Group Ltd.	80,133
2,781		Danone S.A.	248,336
3,339		Dollar General Corp.	365,587
5,489	[1]	Dollar Tree, Inc.	608,236
2,600		Eastroc Beverage Group Co. Ltd.	96,897
293		Empire Co. Ltd., Class A	10,787
274		Fresh Del Monte Produce, Inc.	9,902
249	[1]	Grocery Outlet Holding Corp.	2,771
552		Heineken NV	44,963
305		Henkel AG & Co. KGAA	22,907
820	[1]	Herbalife Ltd.	10,439
2,733		Imperial Brands PLC	116,071
38		Ingles Markets, Inc., Class A	2,923
2,850	[1]	JD Health International, Inc.	22,437
421		Jeronimo Martins SGPS S.A.	9,985
239		Kerry Group PLC	22,172
404		Kesko Oyj	8,602
462		Korea Tobacco & Ginseng Corp.	45,718
6,302		Kroger Co.	423,998
3,684		Loblaw Cos. Ltd.	163,446
22		L’Oreal S.A.	9,590
1		Lotus Bakeries NV	8,983
9,400		Matsumotokiyoshi Holdings Co. Ltd.	173,646
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
5,546	[1]	Monster Beverage Corp.	$ 415,894
687		Mowi ASA	15,590
15,900		Muyuan Foodstuff Co. Ltd.	114,083
33		Natural Grocers by Vitamin Cottage, Inc.	916
3,394		Nestle S.A.	337,376
1,020		Orkla ASA	10,916
68		PriceSmart, Inc.	8,371
2,380		Procter & Gamble Co.	352,621
99		Salmar ASA	5,783
35,767		Tesco PLC	213,275
86		The Anderson’s, Inc.	4,429
68		Turning Point Brands, Inc.	6,811
861		Unilever PLC	51,793
158	[1]	United Natural Foods, Inc.	5,895
43		Weis Markets, Inc.	2,794
57,000		WH Group Ltd.	59,739
		TOTAL	6,241,141
		Energy—2.1%
473		Aker BP ASA	11,513
846		Ardmore Shipping Corp.	10,347
12,851	[1]	Borr Drilling Ltd.	42,537
7,859		Canadian Natural Resources Ltd.	265,950
7,056		Chevron Corp.	1,066,373
1,371	[1]	CNX Resources Corp.	53,250
1,158		Delek US Holdings, Inc.	44,780
2,716		DHT Holdings, Inc.	35,389
11,100		ENEOS Holdings, Inc.	73,065
1,122		Equinor ASA	25,733
10,213		Exxon Mobil Corp.	1,183,891
603		Galp Energia, SGPS S.A.	12,121
340		Granite Ridge Resources, Inc.	1,751
182	[1]	Gulfport Energy Corp.	40,493
314		Hyundai Robotics Co. Ltd.	42,126
1,628		Imperial Oil Ltd.	162,748
758		International Seaways, Inc.	40,151
3,320		Marathon Petroleum Corp.	643,184
1,494		Murphy Oil Corp.	47,913
647		Neste Oyj	12,510
1,835		Northern Oil and Gas, Inc.	41,086
216		OMV AG	11,959
4,175		ORLEN S.A.	107,552
580	[1]	Par Petroleum Corp.	26,477
837		Peabody Energy Corp.	22,800
21,800		PetroChina Co. Ltd., Class A	30,099
135,177		PetroChina Co. Ltd., Class H	150,992
885		Phillips 66	121,210
8,448		Reliance Industries Ltd.	148,293
102		Sandridge Energy, Inc.	1,442
5,693		Santos Ltd.	24,144
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
11,864		Shell PLC	$ 436,470
5,933		Suncor Energy, Inc.	266,793
12,123	[2]	Tatneft PJSC	0
141		Teekay Corp. Ltd.	1,369
3,287		TotalEnergies SE	216,012
3,690		Valero Energy Corp.	652,244
1,522		Woodside Energy Group Ltd.	24,906
		TOTAL	6,099,673
		Financials—13.0%
10	[1]	Adyen N.V.	15,569
5,883		Aflac, Inc.	648,954
216		Ageas S.A.	14,740
2,982		AIB Group PLC	30,684
8,095		Al Rajhi Bank	206,862
18,453		Alinma Bank	119,165
864		Allianz SE	373,287
1,231		Amalgamated Financial Corp.	36,130
2,194		American Express Co.	801,402
597	[1]	Arch Capital Group Ltd.	56,070
52	[1]	Atlanticus Holdings Corp.	3,065
5,953		AXA S.A.	268,756
602	[1]	Axos Financial, Inc.	49,472
186,481		B3 S.A. - Brasil Bolsa Balcao	522,637
203		Banca Mediolanum SpA	4,350
23,991		Banco Bilbao Vizcaya Argentaria S.A.	517,401
12,931		Banco BPM SpA	186,682
154,579		Banco Bradesco S.A.	569,045
37,305	[1]	Banco BTG Pactual S.A.	377,394
12,072		Banco Comercial Portugues S.A., Class R	11,519
48,447		Banco de Sabadell S.A.	175,740
772		Banco Latinoamericano de Comercio Exterior S.A., Class E	34,663
33,581		Banco Santander, S.A.	358,937
9,630		Bank Hapoalim BM	207,901
6,276		Bank Leumi Le-Israel	131,347
32,700		Bank Mandiri Persero Tbk PT	9,495
9,040		Bank of America Corp.	484,996
8,388		Bank of China Ltd.	5,048
1,370		Bank of Ireland Group PLC	25,312
1,069		Bank of New York Mellon Corp.	119,835
7,800		Bank OZK	358,956
26,377		Banque Saudi Fransi	115,757
47,381		Barclays PLC	269,273
19,014		BB Seguridade Participacoes S.A.	121,503
4,512	[1]	Berkshire Hathaway, Inc., Class B	2,318,311
4,168		BGC Group, Inc.	36,262
38,000		BOC Hong Kong (Holdings) Ltd.	183,204
1,516		BSE Ltd.	49,141
40,750		Caixa Seguridade Participacoes S.A.	123,597
34,667		CaixaBank S.A.	385,823
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
2,109	[1]	Cantaloupe, Inc.	$ 22,503
546		Capitec Bank Holdings Ltd.	123,812
8,848		Charles Schwab Corp.	820,475
128,501		China Construction Bank Corp.	135,032
66,000		China Galaxy Securities Co. Ltd.	86,562
6,800	[2]	China International Capital Corp. Ltd.	17,002
19,100		China Life Insurance Co. Ltd., Class A	117,575
55,000		China Life Insurance Co. Ltd., Class H	190,374
2,593		Chubb Ltd.	767,995
17,000		CITIC Securities Co. Ltd.	58,566
1,729		Citigroup, Inc.	179,124
1,858		Citizens Financial Group, Inc.	100,518
978		Commonwealth Bank of Australia	97,848
6,189		Credit Agricole S.A.	118,794
641	[1]	Customers Bancorp, Inc.	44,165
1	[1]	CVC Capital Partners PLC	17
182	[1]	Dave, Inc.	39,723
7,100		DBS Group Holdings Ltd.	297,299
2,993		Deutsche Bank AG	106,314
1,285		DNB Bank ASA	34,332
5,207		East West Bancorp, Inc.	555,587
2,649		Eastern Bankshares, Inc.	49,881
293		Enact Holdings, Inc.	11,342
67	[1]	Enova International, Inc.	8,783
551		EQT AB	19,011
1,751		Erste Group Bank AG	191,515
126		Fairfax Financial Holdings Ltd.	216,965
6,120		Fifth Third Bancorp	265,975
831		First Bancorp, Inc.	42,389
1,761		First Financial Bancorp	43,814
275		First Financial Corp.	16,052
156,000		First Financial Holding Co. Ltd.	137,274
54,000		Fubon Financial Holdings Co. Ltd.	159,623
1		Generali	40
13,500		GF Securities Co. Ltd.	40,378
292		Gjensidige Forsikring ASA	8,173
1,377		Goldman Sachs Group, Inc.	1,137,457
4,268		Great-West Lifeco, Inc.	197,877
116		Groupe Bruxelles Lambert NV	10,043
3,106		Grupo Financiero Banorte S.A. de C.V.	29,616
6,084		Grupo Financiero Inbursa, S.A. de C.V., Class O	14,361
1,387		Hana Financial Holdings	88,094
844		Hancock Whitney Corp.	51,138
6,600		Hang Seng Bank Ltd.	128,999
3,990		HDFC Asset Management Co. Ltd.	119,286
15,385		HDFC Bank Ltd.	173,445
190	[1]	Hippo Holdings, Inc.	6,228
2,400		Hithink RoyalFlush Information Network Co. Ltd.	109,202
4,200		Hong Kong Exchanges & Clearing Ltd.	223,333
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
2,461		Horizon Bancorp, Inc.	$ 42,182
36,976		HSBC Holdings PLC	525,125
89,700		Hua Nan Financial Holdings Co. Ltd.	84,160
37,900		Huatai Securities Co. Ltd.	113,219
1,399		iA Financial Corp., Inc.	165,243
4,387		ICICI Bank Ltd.	68,126
804		Independent Bank Corp./MI	26,251
27,000		Industrial & Commercial Bank of China	22,417
1,378		Infratil Ltd.	9,233
17,902		ING Groep N.V.	464,856
706		International Bancshares Corp.	46,935
45,455		Intesa Sanpaolo SpA	295,429
7,515		Investor AB, Class B	256,157
22		Jackson Financial, Inc.	2,156
18,900		Japan Post Holdings Co. Ltd.	185,688
35,206	[1]	Jio Financial Services Ltd.	120,566
5,151		JPMorgan Chase & Co.	1,612,675
2,374		KB Financial Group, Inc.	201,770
334		KBC Group NV	41,189
228,994		Lloyds Banking Group PLC	290,102
3,248		M&T Bank Corp.	617,835
4,911		Mahindra and Mahindra Ltd.	206,439
42,500		Malayan Banking BHD	101,910
7,417		Manulife Financial Corp.	262,563
2,377		Mastercard, Inc.	1,308,610
120,000		Mega Financial Holding Co. Ltd.	153,350
5,900		Mitsubishi UFJ Financial Group, Inc.	92,794
5,407		Morgan Stanley	917,352
407		Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	256,935
3,406		Muthoot Finance Ltd.	142,514
7,652		National Australia Bank Ltd.	201,345
535	[1]	NB Bancorp, Inc.	10,481
4,400		New China Life Insurance Co. Ltd., Class A	40,872
17,100		New China Life Insurance Co. Ltd., Class H	102,190
514	[1]	NMI Holdings, Inc.	19,609
4,590		Nordea Bank Abp	81,627
368		Northeast Bank	32,708
91,199	[1]	NU Holdings Ltd./Cayman Islands	1,585,951
2,523		Old National Bancorp	54,825
2,240		Old Second Bancorp, Inc.	42,224
1,859	[1]	Oscar Health, Inc.	33,406
17,500		Oversea-Chinese Banking Corp. Ltd.	249,949
400	[1]	Palomar Holdings, Inc.	49,684
534		Pathward Financial, Inc.	38,395
4,582	[1]	Payoneer Global, Inc.	26,484
8,714	[1]	PayPal Holdings, Inc.	546,281
141,000		People’s Insurance, Co. (Group) of China Ltd.	128,088
6,500		Ping An Insurance (Group) Co. of China Ltd.	47,538
159		Piper Jaffray Cos., Inc.	53,408
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
262		PJT Partners, Inc.	$ 44,019
4,272		Power Corp. of Canada	217,505
527,700		PT Bank Rakyat Indonesia Tbk	116,624
84,527		Punjab National Bank	117,821
15,162		QBE Insurance Group Ltd.	191,420
558		Radian Group, Inc.	19,837
29,305		Rand Merchant Investment Holdings Ltd.	124,076
33	[1]	Remitly Global, Inc.	447
18,275		Riyad Bank	125,954
275	[1]	Root, Inc.	22,245
944		Royal Bank of Canada	146,006
3,496		Sampo Oyj, Class A	41,124
1,097		Saudi British Bank/The	8,963
439	[1]	Sezzle, Inc.	27,108
1,270		Shinhan Financial Group Co. Ltd.	67,608
1,803		Shore Bancshares, Inc.	31,498
30,000		Sinopac Holdings Co.	25,774
106	[1]	Skyward Specialty Insurance Group, Inc.	5,190
1,679		Societe Generale S.A.	117,126
24		Sofina S.A.	6,762
6,600		Sompo Holdings, Inc.	209,003
10,695		Standard Chartered PLC	237,333
889		State Street Corp.	105,809
505	[1]	StoneX Group, Inc.	45,758
11,100		Sumitomo Mitsui Financial Group, Inc.	336,059
3,470		Sun Life Financial Services of Canada	205,675
1,292		Swiss Re AG	227,212
7,951		Synchrony Financial	615,089
1,945,700		Thai Military Bank	116,758
927		The Bank of NT Butterfield & Son Ltd.	43,050
4,237		The Hartford Insurance Group, Inc.	580,596
7,100		Tokio Marine Holdings, Inc.	250,311
1,123		Toronto Dominion Bank	94,544
773	[1]	Trupanion, Inc.	27,279
363		UBS Group AG	13,966
411		UMB Financial Corp.	45,654
5,563	[1]	UniCredit SpA	415,856
58,267	[1]	Union Bank of India Ltd.	99,819
94	[1]	Velocity Financial, LLC	1,817
2,556		Visa, Inc., Class A	854,829
9,096		Webster Financial Corp. Waterbury	542,122
110		Wells Fargo & Co.	9,443
11,032		Westpac Banking Corp. Ltd.	272,190
3,013		WisdomTree Investments, Inc.	33,263
1,482		Woori Financial Group, Inc.	26,783
124,000		Yuanta Financial Holding Co. Ltd.	142,731
448		Zurich Insurance Group AG	322,274
		TOTAL	37,053,372
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—5.0%
3,055	[1]	10X Genomics, Inc.	$ 57,465
2,000		3SBio, Inc.	7,994
2,160		AbbVie, Inc.	491,832
1,994	[1]	Acadia Pharmaceuticals, Inc.	49,930
124	[1]	Addus Homecare Corp.	14,905
2,900		Alcon AG	231,031
299		Amgen, Inc.	103,293
1,812	[1]	Amicus Therapeutics, Inc.	17,993
3,891	[1]	Amneal Pharmaceuticals, Inc.	48,715
2,100	[1]	Arcus Biosciences, Inc.	54,810
196	[1]	Argenx SE	178,568
1,209	[1]	Arrowhead Pharmaceuticals, Inc.	63,714
2,196		AstraZeneca PLC	407,175
1,947	[1,2]	AstraZeneca PLC, Rights	604
2,663	[1]	Aveanna Healthcare Holdings, Inc.	24,872
667	[1]	Bicara Therapeutics, Inc.	12,380
5,718	[1]	BioCryst Pharmaceuticals, Inc.	41,055
14,613		Bristol-Myers Squibb Co.	718,960
14,000	[1]	Caliway Biopharmaceuticals Co. Ltd.	70,205
3,073		Cardinal Health, Inc.	652,275
245		Celltrion, Inc.	30,959
7,844		Cipla Ltd.	134,269
4,658	[1]	Clover Health Investments, Corp.	11,598
381	[1]	Corvel Corp.	27,882
9,158	[1]	Cytek Biosciences, Inc.	51,743
8,500		Daiichi Sankyo Co. Ltd.	209,806
5,272	[1]	Day One Biopharmaceuticals, Inc.	50,031
1,695	[1]	Edwards Lifesciences Corp.	146,906
1,757		Eli Lilly & Co.	1,889,601
834	[1,2]	Eli Lilly & Co., Rights	525
673	[1]	Emergent BioSolutions, Inc.	7,517
348		Ensign Group, Inc.	64,568
867		Fisher & Paykel Healthcare Corp. Ltd.	18,570
3,856	[1]	Fortrea Holdings, Inc.	49,010
271	[1]	Galderma Group AG	54,079
1,560		GE HealthCare Technologies, Inc.	124,784
7,069		Gilead Sciences, Inc.	889,563
9,746		GSK PLC	231,277
32	[1]	Guardian Pharmacy Services, Inc.	937
22,678	[1]	Haleon PLC	111,340
750	[1]	Hims & Hers Health, Inc.	29,820
1,500		Hoya Corp.	225,069
275	[1]	Incyte Genomics, Inc.	28,727
6,176	[1]	Innovage Holding Corp.	32,609
2,433	[1]	Intellia Therapeutics, Inc.	21,873
412	[1]	Intuitive Surgical, Inc.	236,274
15,119	[1]	Iovance Biotherapeutics, Inc.	37,344
867		Ipsen S.A.	125,150
682	[1]	IQVIA Holdings, Inc.	156,867
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
10,700		Jiangsu Hengrui Medicine Co. Ltd.	$ 94,060
6,597		Johnson & Johnson	1,365,051
511		Koninklijke Philips NV	14,406
661	[1]	Lantheus Holdings, Inc.	38,913
614	[1]	Livanova PLC	39,179
2,922		Lupin Ltd.	67,929
792		McKesson Corp.	697,847
1,231		Merck & Co., Inc.	129,046
51		Merck KGAA	6,860
533	[1]	Merit Medical Systems, Inc.	46,152
1,938	[1]	Monte Rosa Therapeutics, Inc.	31,337
4,906	[1]	Myriad Genetics, Inc.	37,433
4,034		Novartis AG	526,323
4,896	[1]	Novavax, Inc.	34,517
1,996		Novo Nordisk A/S	98,353
7,902	[1]	Nuvation Bio, Inc.	63,453
1,564	[1]	Option Care Health, Inc.	48,640
6,390	[1]	Organogenesis Holdings, Inc.	33,100
162		Orion Oyj	11,596
1,341	[1]	Phreesia, Inc.	27,477
712	[1]	Prestige Consumer Healthcare, Inc.	42,400
1,564	[1]	Privia Health Group, Inc.	38,115
918		Pro Medicus Ltd.	160,871
1,375	[1]	Progyny, Inc.	36,259
209	[1]	PTC Therapeutics, Inc.	17,972
47,387	[1]	Rede D’Or Sao Luiz S.A.	413,960
627		Roche Holding AG	239,937
88	[1]	Samsung Biologics Co. Ltd.	96,860
47	[1]	Samsung Episholdings Co. Ltd.	13,710
2,497		Sanofi	248,841
2,684		Siemens Healthineers AG	133,436
29,000		Sino Biopharmaceutical Ltd.	26,333
28,560	[1]	Standard BioTools, Inc.	42,840
4,766		Sun Pharmaceutical Industries Ltd.	97,822
189		UCB S.A.	52,869
2,004	[1]	Veeva Systems, Inc.	481,541
365	[1]	Vertex Pharmaceuticals, Inc.	158,268
6,580	[1]	Vir Biotechnology, Inc.	42,244
8,600		WuXi AppTec Co. Ltd.	111,222
25,500	[1]	WuXi PharmaTech, Inc.	102,377
2,757	[1]	Xencor, Inc.	47,751
8,663		Zydus Lifesciences Ltd.	91,052
3	[1]	Zymeworks, Inc.	80
		TOTAL	14,354,906
		Industrials—7.3%
5,201		3M Co.	894,832
84		A.P. Moller-Maersk A/S, Class A	168,383
85		A.P. Moller-Maersk A/S, Class B	170,070
4,570		ABB Ltd.	329,257
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,965		Adani Ports and Special Economic Zone Ltd.	$ 33,313
479		Airbus Group SE	111,155
18	[1]	AIRO Group Holdings, Inc.	156
249		Alexander and Baldwin, Inc.	27,136
210	[1]	Allegiant Travel Co.	15,960
9,259	[1]	American Airlines Group, Inc.	130,089
3,102		Ametek, Inc.	613,855
1,633	[1]	Amprius Technologies, Inc.	18,486
158		Argan, Inc.	62,442
77,489		Ashok Leyland	137,079
6,933		Atlas Copco AB, Class A	118,142
2,467		Auckland International Airport Ltd.	11,332
32		Automatic Data Processing, Inc.	8,170
772		BAE Systems PLC	16,877
33,117		Bharat Electronics Ltd.	152,631
851	[1]	Bloom Energy Corp.	92,963
8,310		Brambles Ltd.	131,133
1,821		C.H. Robinson Worldwide, Inc.	289,302
343		Caterpillar, Inc.	197,486
182	[1]	Chart Industries, Inc.	37,119
122,000		China Airlines	74,631
3,156		Cintas Corp.	587,079
62	[1]	CoreCivic, Inc.	1,119
942		Costamare, Inc.	14,384
46,400		Costco Shipping Holdings Co. Ltd., Class A	95,740
72,000		Costco Shipping Holdings Co. Ltd., Class H	122,569
170		CRA International, Inc.	29,978
22		CSG Systems International, Inc.	1,733
2,687		Cummins India Ltd.	134,258
5,600		Dai Nippon Printing Co. Ltd.	94,623
4,722		Daimler Truck Holding AG	199,816
538		Dassault Aviation S.A.	168,849
266	[1]	DXP Enterprises, Inc.	25,001
205	[1]	Dycom Industries, Inc.	74,114
25,728	[1]	Embraer S.A.	405,066
936		Enerpac Tool Group Corp.	35,446
401		EnerSys, Inc.	57,387
67,000		EVA Airways Corp.	72,817
18,000		Evergreen Marine Corp., Taiwan Ltd.	102,942
1,411		Experian PLC	62,077
6,100		Fanuc Ltd.	195,466
2,649		GE Aerospace	790,594
1,041		GEA Group AG	70,550
2,608		General Dynamics Corp.	890,971
300		Graco, Inc.	24,732
436		Granite Construction, Inc.	46,883
143		Greenbrier Cos., Inc.	6,361
608		Griffon Corp.	45,600
1,780		HEICO Corp.	564,100
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
2,322		HEICO Corp., Class A	$ 573,464
4,242	[1]	Hertz Global Holdings, Inc.	22,228
2,100		Hitachi Ltd.	66,823
475		Howmet Aerospace, Inc.	97,180
275	[1]	Huron Consulting Group, Inc.	45,268
58	[1]	Hyundai Electric & Energy System Co. Ltd.	30,552
1,121		Hyundai Glovis Co. Ltd.	125,443
491		Hyundai Heavy	136,861
89	[1]	Hyundai Heavy Industries Co. Ltd.	32,428
2,667		Hyundai Merchant Marine Co. Ltd.	34,789
120	[1]	IES Holdings, Inc.	50,228
1,137		Interface, Inc.	31,734
731		InterGlobe Aviation Ltd.	48,244
191		ITT Corp.	35,175
7,224		Johnson Controls International PLC	840,223
10,400		Kawasaki Kisen Kaisha Ltd.	138,454
1,492		Kennametal, Inc.	41,299
228		Kingspan Group PLC	19,518
494		Kone Oyj, Class B	33,583
654		Kongsberg Gruppen ASA	15,504
689		Korn Ferry	45,316
518	[1]	Kratos Defense & Security Solutions	39,420
2,063		L3Harris Technologies, Inc.	574,937
575		Maximus, Inc.	49,502
995		Metso Corp.	16,404
11,900		Mitsubishi Corp.	281,945
10,300		Mitsui & Co. Ltd.	273,366
11	[1]	NextPower, Inc.	1,008
3,300		Nippon Yusen Kabushiki Kaisha	104,559
2,238		Norfolk Southern Corp.	653,697
989		Parker-Hannifin Corp.	852,221
5,387		Pentair PLC	566,928
3,823		Pitney Bowes, Inc.	37,695
1,430		Polycab India Ltd.	119,258
124		Powell Industries, Inc.	40,079
406	[1]	Power Solutions International, Inc.	21,956
410		Primoris Services Corp.	51,890
231		Quanta Services, Inc.	107,387
121		RB Global, Inc.	11,854
5,400		Recruit Holdings Co. Ltd.	279,174
6,386		Relx PLC	256,494
753		REV Group, Inc.	40,112
76	[1]	Richtech Robotics, Inc.	270
2,006		Rockwool A/S	67,802
4,800		Rolls-Royce Holdings PLC	67,985
793		Rush Enterprises, Inc., Class A	41,284
687		Rush Enterprises, Inc., Class B	36,665
1,203	[1]	Ryanair Holdings PLC	39,397
981		Safran S.A.	331,107
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
703		Samsung C&T Corp.	$ 107,882
36,100		Sany Heavy Industry Co. Ltd.	103,704
231		Schneider Electric S.A.	62,145
1,698		Siemens AG	449,953
308		SK Holdings Co. Ltd., Class A	55,786
860	[1]	SK Square Co. Ltd.	175,414
125	[1]	SkyWest, Inc.	12,690
500		SMC Corp.	175,593
5,434		Smiths Group PLC	175,897
2,682		SNC-Lavalin Group, Inc.	166,453
179	[1]	Sterling Infrastructure, Inc.	61,631
319	[1]	Sun Country Airlines Holdings, Inc.	4,370
637		Tecnoglass, Inc.	31,710
44		Thales S.A.	11,503
1,019	[1]	Thermon Group Holdings, Inc.	35,767
1,247		Thomson Reuters Corp.	169,143
236	[1]	Titan International, Inc.	1,909
1,253		Trinity Industries, Inc.	33,230
991	[1]	Uber Technologies, Inc.	86,752
3,510		Union Pacific Corp.	813,723
5,624		Veralto Corp.	569,261
1		Vestas Wind Systems A/S	24
1,943		Vinci S.A.	275,511
36	[1]	Voyager Technologies, Inc.	809
19,000		Wan Hai Lines Ltd.	48,793
754		Wartsila Oyj, Class B	24,467
2,192		Westinghouse Air Brake Technologies Corp.	457,142
911		Wolters Kluwer NV	96,852
4,035		Xylem, Inc.	567,603
		TOTAL	20,966,681
		Information Technology—16.9%
247		A10 Networks, Inc.	4,253
750	[1]	ACI Worldwide, Inc.	35,145
971	[1]	Advanced Micro Devices, Inc.	211,222
2,300		Advantest Corp.	305,382
315	[1]	Agilysys, Inc.	38,732
1,000		Alchip Technologies, Ltd.	105,286
591	[1]	Alkami Technology, Inc.	12,600
26,597		Apple, Inc.	7,416,573
2,015		Applied Materials, Inc.	508,284
4,727	[1]	Arista Networks, Inc.	617,724
634		ASML Holding N.V.	672,818
853	[1]	Atlassian Corp. PLC	127,541
2,033	[1]	Autodesk, Inc.	616,690
347	[1]	Axcelis Technologies, Inc.	28,721
273		Bel Fuse, Inc.	42,050
415		Belden, Inc.	47,061
691	[1]	Blackbaud, Inc.	38,959
8,239		Broadcom, Inc.	3,319,987
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
49	[1]	Cambricon Technologies Corp. Ltd.	$ 9,257
3,700		Canon, Inc.	109,071
493		Capgemini SE	77,109
141	[1]	Celestica, Inc.	48,442
14,658		Cisco Systems, Inc.	1,127,787
8,304		Cognizant Technology Solutions Corp.	645,304
1,234	[1]	CommScope Holdings Co., Inc.	24,359
321	[1]	Commvault Systems, Inc.	39,644
113,000		Compal Electronics, Inc.	105,659
270	[1]	Credo Technology Group Holding Ltd.	47,952
2,000		Delta Electronics, Inc.	59,399
176	[1]	Diebold Nixdorf, Inc.	11,356
402	[1]	Digi International, Inc.	16,816
308	[1]	Digitalocean Holdings, Inc.	13,712
800	[1]	Diodes, Inc.	36,968
2,411	[1]	DocuSign, Inc.	167,203
900		Eoptolink Technology, Inc. Ltd.	44,337
3,078	[1]	EverCommerce, Inc.	26,717
139	[1]	Fabrinet	63,858
13,200		Foxconn Industrial Internet Co. Ltd.	113,538
3,936	[1]	Freshworks, Inc.	47,783
664		Halma PLC	31,356
29,000		Hon Hai Precision Industry Co. Ltd.	208,310
460	[1]	HubSpot, Inc.	168,967
3,427		IBM Corp.	1,057,504
2,114		Infosys Ltd.	36,968
125		InterDigital, Inc.	44,719
122	[1]	IonQ, Inc.	6,015
423	[1]	Itron, Inc.	41,894
2,000		Jentech Precision Industrial Co. Ltd.	186,734
1,000		King Slide Works Co. Ltd.	121,546
20,000		Kingdee International Software Group Co. Ltd.	36,360
685		KLA Corp.	805,197
1,052		Kulicke & Soffa Industries, Inc.	47,456
5,715		Lam Research Corp.	891,540
220	[1]	Life360, Inc.	17,514
947	[1]	LiveRamp Holdings, Inc.	27,321
365		Logitech International S.A.	41,149
5,000		MediaTek, Inc.	222,497
4,410		Micron Technology, Inc.	1,042,877
13,292		Microsoft Corp.	6,539,797
1,644	[1]	MongoDB, Inc.	546,416
9,600		Murata Manufacturing Co. Ltd.	197,363
2,260	[1]	NCR Voyix Corp.	22,849
7,466		Nokia Oyj	45,207
44,421		NVIDIA Corp.	7,862,517
6,037	[1]	Okta, Inc.	484,952
4,768		Open Text, Inc.	160,531
909		Oracle Corp.	183,573
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,548	[1]	Pagerduty, Inc.	$ 30,576
6,612	[1]	Palantir Technologies, Inc.	1,113,791
1,692		Persistent Systems Ltd.	120,433
61		Qualcomm, Inc.	10,253
391	[1]	Qualys, Inc.	55,072
652	[1]	Rambus, Inc.	62,312
5,000		Realtek Semiconductor Corp.	82,995
1,346	[1]	Rigetti Computing, Inc.	34,417
1,500		Rockchip Electronics Co. Ltd.	38,812
1,266	[1]	Roman DBDR Tech Acquisition Corp.	25,155
111		Salesforce, Inc.	25,590
28		Samsung Electro-Mechanics Co. Ltd.	4,791
15,760		Samsung Electronics Co. Ltd.	1,076,618
414	[1]	Sanmina Corp.	64,652
1,781		SAP SE	431,047
513	[1]	ScanSource, Inc.	21,095
1,559	[1]	Shopify, Inc.	249,025
90	[1]	Silicon Laboratories, Inc.	11,482
1,804		SK Hynix, Inc.	649,767
2,962	[1]	Sprinklr, Inc.	21,415
303	[1]	SPS Commerce, Inc.	25,246
64,122		Taiwan Semiconductor Manufacturing Co. Ltd.	2,947,593
20,587		Telefonaktiebolaget LM Ericsson	198,469
1,400		Tokyo Electron Ltd.	288,612
37,078		Totvs S.A.	297,299
828	[1]	TTM Technologies, Inc.	58,109
4,197		Western Digital Corp.	685,496
2,567	[1]	Workday, Inc.	553,497
208	[1]	Xero Ltd.	16,716
53,800	[1]	Xiaomi Corp.	285,822
700		Zhongji Innolight Co., Ltd.	51,029
6,670	[1]	Zoom Communications, Inc.	566,683
		TOTAL	48,168,297
		Materials—2.9%
890		Agnico Eagle Mines Ltd.	155,264
65		Air Liquide S.A.	12,451
44,236	[1,2]	Alrosa PJSC	0
1,666		Anglo American PLC	63,051
3,892		Anglogold Ashanti Ltd.	330,759
960		Antofagasta PLC	35,141
7,384		ArcelorMittal S.A.	318,462
133		Balchem Corp.	20,776
557		Ball Corp.	27,588
7,276		Barrick Gold Corp.	304,223
1,699		BHP Group Ltd.	46,590
1,535		Boliden AB	73,621
42,877		China Hongqiao Group Ltd.	170,731
150,000		China National Building Material Co. Ltd.	101,010
6,600		China Northern Rare Earth Group High-Tech Co. Ltd.	41,982
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
16,100		CMOC Group Ltd.	$ 37,043
2,095		Compass Minerals International, Inc.	39,784
3,008	[1]	Critical Metals Corp.	24,756
3,008		Crown Holdings, Inc.	291,265
279	[1]	DSM-Firmenich AG	22,911
26,845		Evolution Mining Ltd.	211,815
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
2,072		First Quantum Minerals Ltd.	47,209
12		Givaudan S.A.	50,612
26,387		Glencore PLC	126,305
6,301		Gold Fields Ltd.	268,098
12		Greif, Inc.	854
4,025		Hecla Mining Co.	67,700
714		Heidelberg Materials AG	183,401
1,752		Holcim AG	164,298
4,752	[1]	IAMGOLD Corp.	74,539
3,190		Impala Platinum Holdings Ltd.	40,051
790	[1]	Ingevity Corp.	41,262
11,290		Kinross Gold Corp.	318,151
2,057		Klabin S.A.	6,836
2,841		Lundin Mining Corp.	53,081
3,683		Mativ Holdings, Inc.	46,001
8,402	[1]	New Gold, Inc.	68,661
1,663		Newmont Corp.	150,884
157	[1]	NioCorp Developments Ltd.	983
2,070		Norsk Hydro ASA	14,810
11,172		Northern Star Resources Ltd.	201,263
1,202	[1]	NovaGold Resources, Inc.	12,248
23,929	[1,2]	Novolipetski Metallurgicheski Komb OAO	0
3,999		Nucor Corp.	637,801
32,276		Nuevo Grupo Mexico S.A., Class B	282,003
3,762		Nutrien Ltd.	218,863
1,594	[1]	Perimeter Solutions, Inc.	44,441
36,200	[1,2]	PJSC MMC Norilsk Nickel	0
2,740	[1,2]	Polyus PJSC	0
381		Posco	80,380
1,884	[1]	PureCycle Technologies, Inc.	16,579
431	[1]	Queen’s Road Capital Investment Ltd.	2,748
1,980		Reliance, Inc.	553,054
575	[1,2]	Resolute Forest Products, Inc., Rights	817
3,959		Rio Tinto PLC	284,827
66,277	[1,2]	Rusal	0
3,401	[1,2]	Severstal PJSC	0
7,000		Shin-Etsu Chemical Co. Ltd.	211,121
813		Solar Industries India Ltd.	121,007
4	[1,2]	Solidcore Resources PLC	0
912	[1]	Solstice Advanced Materials, Inc.	43,484
3,690		Steel Dynamics, Inc.	619,293
858		Stora Enso Oyj, Class R	10,096
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
109		Syensqo S.A.	$ 8,896
775		UPM - Kymmene Oyj	21,159
57,050		Vale S.A.	720,359
710		Valterra Platinum Ltd.	49,337
244		Yara International ASA	8,912
5,400		Zijin Mining Group Co. Ltd., Class A	21,967
20,000		Zijin Mining Group Co. Ltd., Class H	79,390
		TOTAL	8,303,004
		Real Estate—1.0%
1,337		Alexander and Baldwin, Inc.	20,897
1,254		American Healthcare REIT, Inc.	63,678
3,633	[1]	Anywhere Real Estate, Inc.	51,770
215		CareTrust REIT, Inc.	8,069
305		CBL & Associates Properties, Inc.	10,193
3,129	[1]	CBRE Group, Inc.	506,366
17,200		China Resources Mixc Lifestyle Services Ltd.	98,121
6,136	[1]	Compass, Inc.	63,937
400		Daito Trust Construction Co. Ltd.	7,648
14,857		DLF Ltd.	120,427
1,513		Essential Properties Realty Trust, Inc.	47,902
79,230		Fibra Uno Administracion S.A.	114,726
1,300		KE Holdings, Inc.	7,524
1,052		Kite Realty Group Trust	24,343
665		Klepierre S.A.	25,882
1,428		Land Securities Group PLC	11,445
6,800		Mitsubishi Estate Co. Ltd.	161,243
2,313		Outfront Media, Inc.	54,425
207		Phillips Edison & Co., Inc.	7,349
3,139	[1]	Real Brokerage, Inc./The	12,462
1,926		Sabra Health Care REIT, Inc.	37,576
34,921		Scentre Group	93,393
3,190		Simon Property Group, Inc.	594,361
4,359		SITE Centers Corp.	32,082
154		Stockland Trust Group	609
2		Swiss Prime Site AG	295
1,210		Tanger, Inc.	40,632
15,808		VICI Properties, Inc.	455,587
850		Vonovia SE	25,760
142		Washington Real Estate Investment Trust	2,465
		TOTAL	2,701,167
		Utilities—1.4%
3,003		AES Corp.	42,223
130		Allete, Inc.	8,791
2,553		APA Group	15,502
1,206		Avista Corp.	49,904
33,234		Axia Energia	389,132
10,000		Beijing Enterprises Holdings Ltd.	43,769
127		Black Hills Corp.	9,371
1,957		Brookfield Renewable Corp.	81,336
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
77,596		Centrica PLC	$ 176,223
9,000		China Yangtze Power Co. Ltd.	35,574
14,434		Companhia de Saneamento Basico do Estado de Sao Paulo	381,249
1,207		Contact Energy Ltd.	6,675
9,235		Dominion Energy, Inc.	579,681
4,686		E.ON SE	83,469
10,235		Edison International	602,739
451		EDP Renovaveis S.A.	6,008
4,531		EDP, S.A.	20,241
62		Elia System Operator S.A./NV	7,494
15,390		Enel SpA	159,129
4,553		Engie S.A.	115,745
628		Fortum Oyj	12,900
42,000		Guangdong Invest	40,392
7,330		Iberdrola, S.A.	154,874
1,181,504	[2]	Inter RAO UES PJSC	0
962		Korea Electric Power Corp.	34,417
1,892		Meridian Energy Ltd.	6,118
1,120		New Jersey Resources Corp.	53,850
3,357		NRG Energy, Inc.	568,978
2	[1]	Oklo, Inc.	183
591		Otter Tail Corp.	48,580
347		RWE AG	17,635
646		Southwest Gas Holdings, Inc.	53,650
462		Spire, Inc.	40,961
1,400		Tokyo Gas Co. Ltd.	56,730
97		Verbund AG	7,111
		TOTAL	3,910,634
		TOTAL COMMON STOCKS (IDENTIFIED COST $126,221,432)	183,828,648
		FOREIGN GOVERNMENTS/AGENCIES—7.7%
		Sovereign—7.7%
AUD 350,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	224,710
400,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	246,038
EUR 600,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	622,721
CAD 550,000		Canada, Government of, 5.750%, 6/1/2033	465,578
674,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	532,993
200,000		Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	141,206
EUR 320,000		France, Government of, 5.750%, 10/25/2032	434,944
150,000		France, Government of, Bond, 4.500%, 4/25/2041	187,652
600,000		France, Government of, O.A.T., 5.500%, 4/25/2029	764,787
300,000		France, Government of, Unsecd. Note, 1.000%, 5/25/2027	342,427
450,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2036	421,282
300,000		France, Government of, Unsecd. Note, 1.750%, 6/25/2039	276,181
200,000		France, Government of, Unsecd. Note, 1.750%, 5/25/2066	117,881
300,000		France, Government of, Unsecd. Note, 2.500%, 5/25/2030	346,699
840,000		Germany, Government of, 0.250%, 2/15/2027	954,929
450,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	608,849
375,000		Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	523,592
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
EUR 450,000		Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	$ 520,173
480,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	518,862
600,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	741,360
350,000		Italy, Government of, Sr. Unsecd. Note, 5.000%, 8/1/2039	463,082
825,000		Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	955,432
208,000		Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	215,005
JPY 120,000,000		JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	339,354
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	489,154
170,000,000		Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	703,965
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	583,950
37,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	244,943
70,000,000		Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	458,131
175,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,073,684
60,000,000		Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	375,230
$ 30,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	32,736
MXN 150,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	815,546
EUR 370,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	426,698
60,000		Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	63,404
80,000		Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	98,983
550,000		Spain, Government of, 4.200%, 1/31/2037	691,947
600,000		Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	690,855
640,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	725,766
100,000		Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	101,600
GBP 630,000		United Kingdom, Government of, 3.250%, 1/22/2044	654,431
270,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	348,754
630,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	788,651
600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	419,004
525,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	703,067
EUR 400,000		United Mexican States, Sr. Unsecd. Note, 3.500%, 9/19/2029	464,861
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $24,541,453)	21,921,097
		CORPORATE BONDS—5.2%
		Capital Goods - Aerospace & Defense—0.2%
$ 300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	270,301
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	89,934
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 5.848% (CME Term SOFR 3 Month +1.996%), 2/15/2042	81,213
		TOTAL	441,448
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	121,596
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	93,542
		TOTAL	215,138
		Capital Goods - Construction Machinery—0.1%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	281,399
		Capital Goods - Diversified Manufacturing—0.1%
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	72,173
200,000		Siemens Funding B.V., Sr. Unsecd. Note, 144A, 5.200%, 5/28/2035	208,667
		TOTAL	280,840
		Capital Goods - Environmental—0.0%
105,000		Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	109,625
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—0.0%
$ 30,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	$ 30,300
	Communications - Media & Entertainment—0.1%
70,000	Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	56,284
150,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	145,219
	TOTAL	201,503
	Communications - Telecom Wireless—0.1%
330,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	335,032
	Communications - Telecom Wirelines—0.1%
150,000	AT&T, Inc., Sr. Secd. Note, 6.050%, 8/15/2056	154,825
364,000	AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	249,682
	TOTAL	404,507
	Consumer Cyclical - Automotive—0.4%
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	205,496
70,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	70,092
235,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	214,286
145,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	152,726
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.150%, 7/15/2035	132,807
200,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.750%, 9/26/2031	201,937
125,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	129,835
	TOTAL	1,107,179
	Consumer Cyclical - Retailers—0.3%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	551,888
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	227,365
	TOTAL	779,253
	Consumer Cyclical - Services—0.1%
200,000	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	210,859
	Consumer Non-Cyclical - Health Care—0.2%
200,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	199,756
14,835	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	14,846
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	116,567
250,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	262,335
20,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	20,151
	TOTAL	613,655
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	89,893
400,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	386,159
	TOTAL	476,052
	Consumer Non-Cyclical - Tobacco—0.4%
EUR 520,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	603,352
$ 450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	483,621
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	199,551
	TOTAL	1,286,524
	Energy - Independent—0.0%
85,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	91,540
	Energy - Integrated—0.0%
35,000	Suncor Energy, Inc., Deb., 7.000%, 11/15/2028	37,648
	Energy - Midstream—0.3%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	120,627
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 150,000		Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	$ 154,729
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	79,940
70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	67,227
175,000		Targa Resources, Inc., Sr. Unsecd. Note, 5.650%, 2/15/2036	180,939
250,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	256,327
135,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	138,329
		TOTAL	998,118
		Financial Institution - Banking—0.6%
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	96,806
40,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 5.316%, 6/6/2036	41,756
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	105,867
175,000		FNB Corp. (PA), 5.722%, 12/11/2030	178,998
100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	109,154
60,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	61,211
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	61,709
200,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	207,393
4,836	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	1,016
85,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	88,580
95,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	98,629
250,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	268,383
300,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	265,825
		TOTAL	1,585,327
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	139,893
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	226,469
		Financial Institution - Insurance - Life—0.1%
160,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	166,087
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,331
		TOTAL	179,418
		Financial Institution - Insurance - P&C—0.0%
75,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	59,785
		Financial Institution - REIT - Apartment—0.1%
125,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.000%, 8/1/2035	127,122
70,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	66,199
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	138,884
		TOTAL	332,205
		Financial Institution - REIT - Healthcare—0.1%
150,000		Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	154,351
		Financial Institution - REIT - Other—0.0%
50,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	51,832
		Financial Institution - REIT - Retail—0.1%
150,000		Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	154,812
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	50,415
		Municipal Services—0.0%
100,000		Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	99,588
		Sovereign—0.1%
JPY 30,000,000		KFW, 2.050%, 2/16/2026	192,695
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Technology—0.6%
$ 85,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	$ 87,894
45,000	Broadcom, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2051	34,969
250,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	245,960
75,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	75,794
46,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	46,280
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	241,788
85,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	84,976
40,000	Micron Technology, Inc., Sr. Unsecd. Note, 6.050%, 11/1/2035	42,948
95,000	Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	81,216
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	530,770
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	129,935
	TOTAL	1,602,530
	Transportation - Services—0.1%
180,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	185,425
150,000	United Parcel Service, Inc., Sr. Unsecd. Note, 5.950%, 5/14/2055	158,011
	TOTAL	343,436
	Utility - Electric—0.5%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	99,455
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	180,198
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	277,275
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	164,358
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	299,159
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	140,277
200,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	160,319
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	146,927
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	106,011
	TOTAL	1,573,979
	Utility - Natural Gas Distributor—0.1%
150,000	Southern California Gas Co., Term Loan - 1st Lien, 5.450%, 6/15/2035	157,358
	Utility - Other—0.0%
105,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	108,544
	TOTAL CORPORATE BONDS (IDENTIFIED COST $15,224,690)	14,913,257
	U.S. TREASURIES—2.8%
	Treasury Inflation-Indexed Note—0.5%
517,617	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2027	508,481
154,823	U.S. Treasury Inflation-Protected Notes, 1.625%, 10/15/2029	157,203
306,072	U.S. Treasury Inflation-Protected Notes, 1.625%, 4/15/2030	309,567
480,434	U.S. Treasury Inflation-Protected Notes, 1.875%, 7/15/2035	484,532
	TOTAL	1,459,783
	U.S. Treasury Bond—0.6%
350,000	United States Treasury Bond, 1.875%, 11/15/2051	200,093
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,347
25,000	United States Treasury Bond, 3.250%, 5/15/2042	21,252
125,000	United States Treasury Bond, 4.250%, 2/15/2054	116,426
150,000	United States Treasury Bond, 4.250%, 8/15/2054	139,712
420,000	United States Treasury Bond, 4.500%, 11/15/2054	407,926
535,000	United States Treasury Bond, 4.625%, 2/15/2055	530,611
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Bond—continued
$ 150,000	United States Treasury Bond, 4.750%, 8/15/2055	$ 151,876
	TOTAL	1,570,243
	U.S. Treasury Note—1.7%
100,000	United States Treasury Note, 3.500%, 9/30/2026	99,863
900,000	United States Treasury Note, 3.625%, 8/31/2027	901,534
150,000	United States Treasury Note, 3.625%, 9/30/2030	150,179
800,000	United States Treasury Note, 3.750%, 4/30/2027	802,035
100,000	United States Treasury Note, 3.875%, 6/15/2028	100,938
125,000	United States Treasury Note, 3.875%, 7/31/2030	126,513
200,000	United States Treasury Note, 4.000%, 2/28/2030	203,367
500,000	United States Treasury Note, 4.125%, 2/28/2027	503,237
50,000	United States Treasury Note, 4.125%, 10/31/2031	51,126
300,000	United States Treasury Note, 4.125%, 2/29/2032	306,584
85,000	United States Treasury Note, 4.125%, 3/31/2032	86,857
735,000	United States Treasury Note, 4.250%, 11/15/2034	751,626
175,000	United States Treasury Note, 4.375%, 5/15/2034	180,956
625,000	United States Treasury Note, 4.625%, 2/15/2035	656,616
	TOTAL	4,921,431
	TOTAL U.S. TREASURIES (IDENTIFIED COST $7,972,881)	7,951,457
	ASSET-BACKED SECURITIES—1.3%
	Auto Receivables—0.6%
200,000	AmeriCredit Automobile Receivables Trust 2025-1, Class A3, 4.120%, 5/20/2030	200,269
268,540	Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	270,477
200,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class Sub., 5.920%, 2/15/2036	207,148
200,000	General Motors 2024-2A, Class B, 5.350%, 3/15/2031	202,453
137,438	Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	138,838
100,000	M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	101,133
6,457	Santander Bank Auto Credit-Linked Notes 2023-A, Class C, 6.736%, 6/15/2033	6,466
278,542	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	280,478
113,617	Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	114,592
175,000	SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	179,385
2,529	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	2,531
176,150	Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.728%, 9/26/2033	176,627
	TOTAL	1,880,397
	Credit Card—0.2%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	484,575
	Equipment Lease—0.3%
175,000	Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	175,825
170,000	DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	175,867
175,000	DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	176,954
160,000	Great America Leasing Receivables 2025-1, Class A4, 4.580%, 1/15/2032	162,904
200,000	Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	203,764
	TOTAL	895,314
	Other—0.1%
200,000	PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	201,253
125,000	PFS Financing Corp. 2025-D, Class A, 4.470%, 5/15/2030	126,523
100,000	PFS Financing Corp. 2025-F, Class A, 4.400%, 8/15/2030	101,050
	TOTAL	428,826
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—0.1%
$ 40,963		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	$ 37,738
158,219		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	144,434
		TOTAL	182,172
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,861,637)	3,871,284
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.9%
		Commercial Mortgage—0.5%
125,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	133,186
200,000		Bank 2024-BNK48 A4, Class A4, 4.775%, 8/15/2034	202,185
125,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	128,840
150,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	157,232
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	205,049
150,000		BMO Mortgage Trust 2025-5C11, Class A2, 5.187%, 7/15/2058	153,883
175,000		BMO Mortgage Trust 2025-5C12, Class A2, 4.698%, 10/15/2058	176,422
150,000	[3]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.551% (CME Term SOFR 1 Month +1.593%), 11/15/2039	150,047
150,000	[3]	ORL Trust 2024-GLKS, Class A, 5.451% (CME Term SOFR 1 Month +1.492%), 12/15/2039	150,070
		TOTAL	1,456,914
		Federal Home Loan Mortgage Corporation—0.3%
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K161, Class A2, 4.900%, 10/25/2033	260,660
500,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	494,239
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	208,112
		TOTAL	963,011
		Financial Institution - REIT - Other—0.1%
150,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	154,422
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,558,170)	2,574,347
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
		Federal Home Loan Mortgage Corporation—0.4%
186,924	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 5.221% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	188,384
207,422	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5484, Class FB, 5.271% (30-DAY AVERAGE SOFR +1.200%), 12/25/2054	208,092
186,305	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5499, Class FN, 5.071% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	185,771
209,859	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 5.221% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	209,900
414,118	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 5.121% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	414,661
		TOTAL	1,206,808
		Federal National Mortgage Association—0.1%
200,429	[3]	Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 5.271% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	201,116
210,562	[3]	Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 5.171% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	210,841
		TOTAL	411,957
		Non-Agency Mortgage—0.1%
288,355		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	262,888
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,876,961)	1,881,653
		PREFERRED STOCKS—0.5%
		Consumer Discretionary—0.0%
10,960	[2]	TVS Motor Co. Ltd., 6.000%	37
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		PREFERRED STOCKS—continued
		Energy—0.3%
123,249		Petroleo Brasileiro S.A., Preference	$ 734,019
		Financials—0.2%
82,048	[1]	Itau Unibanco Holding S.A., Preference	640,048
		PREFERRED STOCKS (IDENTIFIED COST $1,317,732)	1,374,104
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$ 152		Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	159
159		Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	166
208		Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	215
434		Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	453
591		Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	619
		TOTAL	1,612
		Federal National Mortgage Association—0.0%
183		Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	190
859		Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	874
907		Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	948
32		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	33
181		Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	185
1,452		Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	1,511
566		Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	588
334		Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	346
1,157		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	1,177
		TOTAL	5,852
		Government National Mortgage Association—0.0%
1,107		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,141
792		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	822
2,086		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,172
3,160		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,298
181		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	184
67		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	68
25		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	26
542		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	552
346		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	356
38		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	38
		TOTAL	8,657
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,692)	16,121
		PURCHASED CALL OPTION—0.0%
510,000		Bank of America Merrill Lynch USD CALL/PLN PUT (CALL-Option), Exercise Price $3.755, Notional Amount $1,861,500, Expiration Date 2/20/2026 (IDENTIFIED COST $4,322)	3,055
		PURCHASED PUT OPTION—0.0%
700,000		Morgan Stanley EUR PUT/JPY CALL (PUT-Option), Exercise Price $167.25, Notional Amount $126,805,000, Expiration Date 3/9/2026 (IDENTIFIED COST $11,637)	1,097
		INVESTMENT COMPANIES—16.3%
54,411		Bank Loan Core Fund	465,753
2,698,735		Emerging Markets Core Fund	24,504,516
4,328,999		Federated Hermes Government Obligations Fund, Premier Shares, 3.89%[4]	4,328,999
293,100	[5]	High Yield Bond Core Fund	1,676,529
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANIES—continued
1,360,070	Mortgage Core Fund	$ 11,574,199
434,079	Project and Trade Finance Core Fund	3,880,664
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $42,510,178)	46,430,660
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $226,116,785)[6]	284,766,780
	OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	801,340
	NET ASSETS—100%	$285,568,120
At November 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BUND Long Futures	4	$547,453	December 2025	$(488)
JPN 10-Year Bond Long Futures	3	$2,595,243	December 2025	$(31,503)
United States Treasury Notes 2-Year Long Futures	95	$19,841,641	March 2026	$(5,321)
United States Treasury Notes 5-Year Long Futures	32	$3,512,500	March 2026	$3,912
United States Treasury Notes 10-Year Ultra Long Futures	17	$1,975,453	March 2026	$7,665
Short Futures:
United States Treasury Notes 10-Year Short Futures	1	$113,344	March 2026	$(128)
United States Treasury Ultra Bond Short Futures	3	$362,812	March 2026	$(2,240)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(28,103)
At November 30, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/12/2025	The Bank Of New York Mellon	45,000	EUR	$52,194	$51
12/29/2025	Citibank N.A.	1,000,000	EGP	$18,830	$1,913
1/13/2026	Morgan Stanley Capital	184,876	CHF	200,000 EUR	$547
1/13/2026	Morgan Stanley Capital	300,000	EUR	1,283,021 PLN	$3,101
1/13/2026	State Street Bank & Trust Co.	200,000	EUR	185,134 CHF	$37
1/13/2026	Bank Of America, N.A.	113,292,660	JPY	$750,000	$(21,631)
1/13/2026	Morgan Stanley Capital	372,412,135	JPY	$2,465,268	$(70,997)
1/13/2026	The Bank Of New York Mellon	156,762,100	JPY	$1,000,000	$7,838
1/13/2026	Credit Agricole CIB	70,670,120	JPY	400,000 EUR	$(8,444)
1/29/2026	Morgan Stanley Capital	69,204	AUD	$45,064	$292
1/29/2026	Morgan Stanley Capital	68,676	AUD	$45,062	$(52)
1/29/2026	Bank Of America, N.A.	34,735	AUD	$22,531	$235
1/29/2026	Morgan Stanley Capital	144,266	CAD	$103,640	$(103)
1/29/2026	Morgan Stanley Capital	145,628	CAD	$103,607	$907
1/29/2026	State Street Bank & Trust Co.	72,577	CAD	$51,799	$288
1/29/2026	The Bank Of New York Mellon	37,314	CHF	$47,384	$(609)
1/29/2026	Citibank N.A.	38,022	CHF	$47,355	$308
1/29/2026	UBS	18,854	CHF	$23,668	$(34)
1/29/2026	Citibank N.A.	253,249	EUR	$292,123	$2,639
1/29/2026	UBS	125,509	EUR	$146,035	$48
1/29/2026	Morgan Stanley Capital	249,768	EUR	$292,171	$(1,461)
Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
1/29/2026	State Street Bank & Trust Co.	37,765	GBP	$49,716	$273
1/29/2026	The Bank Of New York Mellon	74,500	GBP	$99,413	$(799)
1/29/2026	Morgan Stanley Capital	76,243	GBP	$99,425	$1,496
1/29/2026	Goldman Sachs Bank	19,506,085	JPY	$127,695	$(2,107)
1/29/2026	Credit Agricole CIB	19,354,129	JPY	$127,748	$(3,138)
1/29/2026	Barclays Bank PLC	9,694,793	JPY	$63,801	$(1,382)
1/29/2026	Bank Of America, N.A.	1,587,596	MXN	$85,432	$796
1/29/2026	Morgan Stanley Capital	1,604,674	MXN	$85,575	$1,581
1/29/2026	Bank Of America, N.A.	798,760	MXN	$42,802	$582
2/4/2026	State Street Bank & Trust Co.	358,609	EUR	$417,306	$210
2/18/2026	Standard Chartered Bank	1,050,000	EGP	$21,494	$(124)
2/19/2026	BNP Paribas	23,000,000	CLP	$24,924	$(129)
Contracts Sold:
12/12/2025	Barclays Bank PLC	45,000	EUR	$52,155	$(90)
1/13/2026	State Street Bank & Trust Co.	197,898	CHF	$250,000	$2,350
1/13/2026	State Street Bank & Trust Co.	185,134	CHF	200,000 EUR	$883
1/13/2026	Morgan Stanley Capital	200,000	EUR	184,876 CHF	$(1,791)
1/13/2026	Morgan Stanley Capital	1,091,000	EUR	$1,275,863	$7,044
1/13/2026	Credit Agricole CIB	400,000	EUR	70,670,120 JPY	$(2,406)
1/13/2026	Morgan Stanley Capital	22,581,358	JPY	$150,000	$4,822
1/13/2026	The Bank Of New York Mellon	155,207,200	JPY	$1,000,000	$2,159
1/13/2026	JPMorgan Chase Bank, N.A.	113,909,362	JPY	$750,000	$17,666
1/13/2026	Morgan Stanley Capital	22,429,698	JPY	$150,000	$5,797
1/13/2026	State Street Bank & Trust Co.	12,994,126	MXN	$700,000	$(6,945)
1/13/2026	Bank Of America, N.A.	91,488	PLN	$25,000	$(59)
1/13/2026	Morgan Stanley Capital	1,283,021	PLN	300,000 EUR	$(5,628)
1/29/2026	Morgan Stanley Capital	68,676	AUD	$44,992	$(18)
1/29/2026	State Street Bank & Trust Co.	144,266	CAD	$103,554	$18
1/29/2026	Morgan Stanley Capital	37,314	CHF	$47,016	$241
1/29/2026	Morgan Stanley Capital	249,768	EUR	$290,484	$(226)
1/29/2026	Bank Of America, N.A.	74,500	GBP	$98,015	$(600)
1/29/2026	Morgan Stanley Capital	19,354,129	JPY	$126,577	$1,967
1/29/2026	BNP Paribas	1,587,596	MXN	$84,789	$(1,439)
2/19/2026	BNP Paribas	23,000,000	CLP	$24,554	$(241)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(64,364)
At November 30, 2025, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2025[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Goldman Sachs	CDX Index EM Series 44	Pay	1.000%	12/20/2030	1.35%	$1,250,000	$20,000	$25,383	$(5,383)
Net Unrealized Appreciation/Depreciation on Futures, Foreign Exchange Contracts and the value of Swaps Contract is included in “Other Assets and Liabilities—Net.”
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2025	Shares Held as of 11/30/2025	Dividend Income
Bank Loan Core Fund	$1,527,575	$1,383,787	$(2,414,350)	$(2,657)	$(28,602)	$465,753	54,411	$83,771
Emerging Markets Core Fund	$26,250,223	$4,552,312	$(6,950,000)	$461,089	$190,892	$24,504,516	2,698,735	$2,152,808
Federated Hermes Government Obligations Fund, Premier Shares	$3,975,131	$68,864,506	$(68,510,638)	$—	$—	$4,328,999	4,328,999	$284,397
High Yield Bond Core Fund	$1,810,405	$816,732	$(985,300)	$(60,013)	$94,705	$1,676,529	293,100	$106,750
Mortgage Core Fund	$13,674,010	$582,980	$(2,853,000)	$277,338	$(107,129)	$11,574,199	1,360,070	$583,079
Project and Trade Finance Core Fund	$3,112,242	$755,040	$—	$13,382	$—	$3,880,664	434,079	$255,086
TOTAL OF AFFILIATED TRANSACTIONS	$50,349,586	$76,955,357	$(81,713,288)	$689,139	$149,866	$46,430,660	9,169,394	$3,465,891

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment-grade bonds.
6	The cost of investments for federal tax purposes amounts to $261,827,261.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$117,837,809	$—	$1,342	$117,839,151
International	13,477,879	52,494,012	17,606	65,989,497
Preferred Stocks
International	1,374,067	—	37	1,374,104
Debt Securities:
Foreign Governments/Agencies	—	21,921,097	—	21,921,097
Corporate Bonds	—	14,912,241	1,016	14,913,257
U.S. Treasuries	—	7,951,457	—	7,951,457
Asset-Backed Securities	—	3,871,284	—	3,871,284
Commercial Mortgage-Backed Securities	—	2,574,347	—	2,574,347
Collateralized Mortgage Obligations	—	1,881,653	—	1,881,653
Mortgage-Backed Securities	—	16,121	—	16,121
Purchased Call Option	—	3,055	—	3,055
Purchased Put Option	—	1,097	—	1,097
Investment Companies	42,549,996	—	—	42,549,996
Other Investments[1]	—	—	—	3,880,664
TOTAL SECURITIES	$175,239,751	$105,626,364	$20,001	$284,766,780
Other Financial Instruments:
Assets
Futures Contracts	$11,577	$—	$—	$11,577
Foreign Exchange Contracts	—	66,089	—	66,089
Swap Contracts	—	20,000	—	20,000
Liabilities
Futures Contracts	(39,680)	—	—	(39,680)
Foreign Exchange Contracts	—	(130,453)	—	(130,453)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(28,103)	$(44,364)	$—	$(72,467)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,880,664 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
EGP	—Egyptian Pound
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
Annual Financial Statements and Additional Information

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.87	$18.08	$17.75	$23.08	$21.46
Income From Investment Operations:
Net investment income (loss)[1]	0.41	0.36	0.38	0.31	0.28
Net realized and unrealized gain (loss)	2.15	2.79	0.25	(2.45)	1.87
Total From Investment Operations	2.56	3.15	0.63	(2.14)	2.15
Less Distributions:
Distributions from net investment income	(0.45)	(0.36)	(0.30)	(0.30)	(0.29)
Distributions from net realized gain	—	—	—	(2.89)	(0.24)
Total Distributions	(0.45)	(0.36)	(0.30)	(3.19)	(0.53)
Net Asset Value, End of Period	$22.98	$20.87	$18.08	$17.75	$23.08
Total Return[2]	12.48%	17.60%	3.61%	(11.01)%	10.09%
Ratios to Average Net Assets:
Net expenses[3]	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	1.93%	1.85%	2.14%	1.66%	1.24%
Expense waiver/reimbursement[4]	0.28%	0.28%	0.29%	0.23%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$145,404	$144,738	$135,780	$143,502	$183,613
Portfolio turnover[5]	101%	102%	98%	114%	101%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.10	$17.43	$17.12	$22.35	$20.80
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.20	0.23	0.16	0.10
Net realized and unrealized gain (loss)	2.08	2.69	0.24	(2.35)	1.80
Total From Investment Operations	2.31	2.89	0.47	(2.19)	1.90
Less Distributions:
Distributions from net investment income	(0.29)	(0.22)	(0.16)	(0.15)	(0.11)
Distributions from net realized gain	—	—	—	(2.89)	(0.24)
Total Distributions	(0.29)	(0.22)	(0.16)	(3.04)	(0.35)
Net Asset Value, End of Period	$22.12	$20.10	$17.43	$17.12	$22.35
Total Return[2]	11.63%	16.66%	2.81%	(11.66)%	9.20%
Ratios to Average Net Assets:
Net expenses[3]	1.93%	1.93%	1.93%	1.93%	1.93%
Net investment income	1.15%	1.07%	1.35%	0.87%	0.45%
Expense waiver/reimbursement[4]	0.26%	0.26%	0.27%	0.19%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,651	$34,702	$33,078	$38,482	$52,288
Portfolio turnover[5]	101%	102%	98%	114%	101%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.67	$17.92	$17.59	$22.89	$21.30
Income From Investment Operations:
Net investment income (loss)[1]	0.32	0.28	0.30	0.23	0.18
Net realized and unrealized gain (loss)	2.13	2.75	0.25	(2.42)	1.84
Total From Investment Operations	2.45	3.03	0.55	(2.19)	2.02
Less Distributions:
Distributions from net investment income	(0.36)	(0.28)	(0.22)	(0.22)	(0.19)
Distributions from net realized gain	—	—	—	(2.89)	(0.24)
Total Distributions	(0.36)	(0.28)	(0.22)	(3.11)	(0.43)
Net Asset Value, End of Period	$22.76	$20.67	$17.92	$17.59	$22.89
Total Return[2]	12.02%	17.06%	3.20%	(11.37)%	9.55%
Ratios to Average Net Assets:
Net expenses[3]	1.57%	1.57%	1.57%	1.57%	1.57%
Net investment income	1.50%	1.42%	1.71%	1.24%	0.81%
Expense waiver/reimbursement[4]	0.27%	0.27%	0.27%	0.24%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,032	$42,005	$38,237	$36,898	$45,723
Portfolio turnover[5]	101%	102%	98%	114%	101%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.03	$18.22	$17.89	$23.23	$21.60
Income From Investment Operations:
Net investment income (loss)[1]	0.47	0.42	0.43	0.37	0.35
Net realized and unrealized gain (loss)	2.17	2.81	0.25	(2.46)	1.87
Total From Investment Operations	2.64	3.23	0.68	(2.09)	2.22
Less Distributions:
Distributions from net investment income	(0.51)	(0.42)	(0.35)	(0.36)	(0.35)
Distributions from net realized gain	—	—	—	(2.89)	(0.24)
Total Distributions	(0.51)	(0.42)	(0.35)	(3.25)	(0.59)
Net Asset Value, End of Period	$23.16	$21.03	$18.22	$17.89	$23.23
Total Return[2]	12.81%	17.91%	3.90%	(10.72)%	10.39%
Ratios to Average Net Assets:
Net expenses[3]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.22%	2.14%	2.42%	1.93%	1.52%
Expense waiver/reimbursement[4]	0.32%	0.31%	0.31%	0.26%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,208	$58,183	$62,136	$87,202	$130,562
Portfolio turnover[5]	101%	102%	98%	114%	101%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.88	$18.09	$17.76	$23.08	$21.47
Income From Investment Operations:
Net investment income (loss)[1]	0.48	0.42	0.43	0.37	0.35
Net realized and unrealized gain (loss)	2.15	2.79	0.25	(2.44)	1.86
Total From Investment Operations	2.63	3.21	0.68	(2.07)	2.21
Less Distributions:
Distributions from net investment income	(0.51)	(0.42)	(0.35)	(0.36)	(0.36)
Distributions from net realized gain	—	—	—	(2.89)	(0.24)
Total Distributions	(0.51)	(0.42)	(0.35)	(3.25)	(0.60)
Net Asset Value, End of Period	$23.00	$20.88	$18.09	$17.76	$23.08
Total Return[2]	12.86%	17.95%	3.92%	(10.67)%	10.41%
Ratios to Average Net Assets:
Net expenses[3]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	2.24%	2.18%	2.45%	2.03%	1.54%
Expense waiver/reimbursement[4]	0.26%	0.26%	0.27%	0.21%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,272	$2,999	$6,236	$6,399	$4,866
Portfolio turnover[5]	101%	102%	98%	114%	101%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investment in securities, at value including $46,430,660 of investments in affiliated holdings* (identified cost $226,116,785, including $42,510,178 of identified cost in affiliated holdings)	$284,766,780
Cash denominated in foreign currencies (identified cost $130,104)	169,631
Due from broker (Note 2)	216,586
Income receivable	1,236,799
Income receivable from affiliated holdings	8,721
Swaps, at value (premium received $25,383)	20,000
Receivable for shares sold	57,801
Unrealized appreciation on foreign exchange contracts	66,089
Total Assets	286,542,407
Liabilities:
Payable for investments purchased	312,112
Payable for shares redeemed	56,504
Unrealized depreciation on foreign exchange contracts	130,453
Payable for variation margin on futures contracts	15,845
Payable for periodic payments to swap contracts	2,430
Payable for investment adviser fee (Note 5)	10,062
Payable for administrative fee (Note 5)	1,807
Payable for custodian fees	76,953
Payable for auditing fees	48,812
Payable for legal fees	14,703
Payable for share registration costs	27,549
Payable for transfer agent fees (Note 2)	33,417
Payable for capital gains taxes	76,885
Payable for portfolio accounting fees	64,128
Payable for distribution services fee (Note 5)	38,965
Payable for other service fees (Notes 2 and 5)	36,250
Accrued expenses (Note 5)	27,412
Total Liabilities	974,287
Net assets for 12,483,857 shares outstanding	$285,568,120
Net Assets Consist of:
Paid-in capital	$269,975,249
Total distributable earnings (loss)	15,592,871
Net Assets	$285,568,120
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($145,404,232 ÷ 6,326,954 shares outstanding), no par value, unlimited shares authorized	$22.98
Offering price per share (100/95.50 of $22.98)	$24.06
Redemption proceeds per share	$22.98
Class C Shares:
Net asset value per share ($34,651,279 ÷ 1,566,736 shares outstanding), no par value, unlimited shares authorized	$22.12
Offering price per share	$22.12
Redemption proceeds per share (99.00/100 of $22.12)	$21.90
Class R Shares:
Net asset value per share ($44,032,498 ÷ 1,934,754 shares outstanding), no par value, unlimited shares authorized	$22.76
Offering price per share	$22.76
Redemption proceeds per share	$22.76
Institutional Shares:
Net asset value per share ($57,208,151 ÷ 2,469,657 shares outstanding), no par value, unlimited shares authorized	$23.16
Offering price per share	$23.16
Redemption proceeds per share	$23.16
Class R6 Shares:
Net asset value per share ($4,271,960 ÷ 185,756 shares outstanding), no par value, unlimited shares authorized	$23.00
Offering price per share	$23.00
Redemption proceeds per share	$23.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended November 30, 2025

Investment Income:
Dividends (including $3,465,891 received from affiliated holdings* and net of foreign taxes withheld of $208,238)	$6,671,340
Interest	1,798,660
TOTAL INCOME	8,470,000
Expenses:
Investment adviser fee (Note 5)	1,907,853
Administrative fee (Note 5)	235,137
Custodian fees	222,706
Transfer agent fees (Note 2)	505,241
Directors’/Trustees’ fees (Note 5)	9,267
Auditing fees	42,264
Legal fees	14,130
Portfolio accounting fees	156,905
Distribution services fee (Note 5)	459,530
Other service fees (Notes 2 and 5)	434,242
Share registration costs	80,860
Printing and postage	55,579
Miscellaneous (Note 5)	70,358
TOTAL EXPENSES	4,194,072
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(705,069)
Reimbursement of other operating expenses (Notes 2 and 5)	(68,164)
TOTAL WAIVER AND REIMBURSEMENTS	(773,233)
Net expenses	3,420,839
Net investment income	5,049,161
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including foreign taxes withheld of $(10,464) and including net realized gain of $149,866 on sales of investments in affiliated holdings*)	13,835,427
Net realized gain on foreign currency transactions	104,240
Net realized loss on foreign exchange contracts	(302,076)
Net realized loss on futures contracts	(91,014)
Net realized gain on written options	1,297
Net realized loss on swap contracts	(27,558)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $689,139 on investments in affiliated holdings*)	13,691,122
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(18,857)
Net change in unrealized appreciation of foreign exchange contracts	(87,116)
Net change in unrealized appreciation of futures contracts	(141,636)
Net change in unrealized depreciation of swap contracts	(5,383)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	26,958,446
Change in net assets resulting from operations	$32,007,607

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended November 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,049,161	$4,948,463
Net realized gain (loss)	13,520,316	14,260,039
Net change in unrealized appreciation/depreciation	13,438,130	26,057,839
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,007,607	45,266,341
Distributions to Shareholders:
Class A Shares	(2,981,559)	(2,642,013)
Class C Shares	(480,608)	(397,783)
Class R Shares	(707,510)	(595,920)
Institutional Shares	(1,334,035)	(1,288,288)
Class R6 Shares	(91,549)	(125,513)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,595,261)	(5,049,517)
Share Transactions:
Proceeds from sale of shares	22,258,403	25,482,172
Net asset value of shares issued to shareholders in payment of distributions declared	5,431,745	4,885,081
Cost of shares redeemed	(51,160,890)	(63,424,451)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,470,742)	(33,057,198)
Change in net assets	2,941,604	7,159,626
Net Assets:
Beginning of period	282,626,516	275,466,890
End of period	$285,568,120	$282,626,516
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
November 30, 2025
1. ORGANIZATION
Federated Hermes Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $773,233 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended November 30, 2025, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$220,754	$(28,436)
Class C Shares	58,027	(2)
Class R Shares	134,763	(4,173)
Institutional Shares	88,724	(35,553)
Class R6 Shares	2,973	—
TOTAL	$505,241	$(68,164)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended November 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$350,136
Class C Shares	84,106
TOTAL	$434,242
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk as the protection buyer is the fair value of the contract. The Fund’s maximum risk of loss from counterparty credit risk as the protection seller is the notional value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Annual Financial Statements and Additional Information

Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $538,462. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage country, duration, sector asset class risk, market risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $22,429,101 and $490,145, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country and currency risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $216,054 and $177,265, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage country, currency and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to
Annual Financial Statements and Additional Information

determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments. At November 30, 2025, the Fund had no outstanding written option contracts.
The average market value of written call options held by the Fund throughout the period was $476. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $4,290 and $1,316, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$28,103*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	66,089	Unrealized depreciation on foreign exchange contracts	130,453
Foreign exchange contracts	Purchased options, within Investment in securities, at value	4,152		—
Credit contracts	Swaps, at value	20,000		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$90,241		$158,556

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$48,336	$—	$—	$—	$48,336
Equity contracts	—	(139,350)	—	—	—	(139,350)
Foreign exchange contracts	—	—	(302,076)	(81,935)	1,297	(382,714)
Credit contracts	(27,558)	—	—	—	—	(27,558)
TOTAL	$(27,558)	$(91,014)	$(302,076)	$(81,935)	$1,297	$(501,286)

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.
Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$(141,636)	$—	$—	$(141,636)
Foreign exchange contracts	—	—	(87,116)	(11,836)	(98,952)
Credit contracts	(5,383)	—	—	—	(5,383)
TOTAL	$(5,383)	$(141,636)	$(87,116)	$(11,836)	$(245,971)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2025, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$66,089	$(34,909)	$—	$31,180
Swap Contracts	20,000	—	—	20,000
TOTAL	$86,089	$(34,909)	$—	$51,180

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$130,453	$(34,909)	$—	$95,544
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	231,483	$4,850,840	437,216	$8,495,324
Shares issued to shareholders in payment of distributions declared	136,296	2,837,259	128,253	2,499,032
Shares redeemed	(975,680)	(20,563,235)	(1,139,552)	(22,314,082)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(607,901)	$(12,875,136)	(574,083)	$(11,319,726)
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	222,583	$4,512,156	245,873	$4,635,188
Shares issued to shareholders in payment of distributions declared	24,017	480,051	21,194	397,354
Shares redeemed	(406,127)	(8,257,886)	(438,510)	(8,282,181)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(159,527)	$(3,265,679)	(171,443)	$(3,249,639)
Annual Financial Statements and Additional Information

	Year Ended 11/30/2025		Year Ended 11/30/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	348,552	$7,260,977	374,119	$7,249,529
Shares issued to shareholders in payment of distributions declared	34,219	704,894	30,854	595,261
Shares redeemed	(479,909)	(9,898,412)	(507,067)	(9,812,205)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(97,138)	$(1,932,541)	(102,094)	$(1,967,415)
	Year Ended 11/30/2025		Year Ended 11/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	197,420	$4,143,838	190,290	$3,749,326
Shares issued to shareholders in payment of distributions declared	63,233	1,325,695	64,952	1,273,286
Shares redeemed	(557,181)	(11,695,297)	(899,285)	(17,580,015)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(296,528)	$(6,225,764)	(644,043)	$(12,557,403)
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	72,261	$1,490,592	68,931	$1,352,805
Shares issued to shareholders in payment of distributions declared	4,003	83,846	6,205	120,148
Shares redeemed	(34,143)	(746,060)	(276,239)	(5,435,968)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	42,121	$828,378	(201,103)	$(3,963,015)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,118,973)	$(23,470,742)	(1,692,766)	$(33,057,198)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$5,595,261	$5,049,517
As of November 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$5,900,439
Net unrealized appreciation	$22,909,805
Undistributed long-term capital gains	$8,665,104
Capital loss carryforwards and deferrals	$(21,800,679)
Other temporary differences	$(81,798)
TOTAL	$15,592,871
At November 30, 2025, the cost of investments for federal tax purposes was $261,827,261. The net unrealized appreciation of investments for federal tax purposes was $22,909,805. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $29,810,687 and unrealized depreciation from investments for those securities having an excess of cost over value of $6,900,882. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for defaulted securities, deferral of losses on wash sales, partnership adjustments, mark-to-market on futures contracts, foreign exchange contracts and swap contracts, passive foreign investment company adjustments and straddle loss deferrals.
As of November 30, 2025, the Fund had a capital loss carryforward of $21,800,679 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$21,800,679	$—	$21,800,679
The Fund used capital loss carryforwards of $1,294,196 to offset capital gains realized during the year ended November 30, 2025.
Annual Financial Statements and Additional Information

At November 30, 2025, for federal income tax purposes, the Fund had $4,691 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2025, the Adviser voluntarily waived $700,423 of its fee and voluntarily reimbursed $68,164 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2025, the Adviser reimbursed $4,646.
Certain of the Fund’s assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2025, the Sub-Adviser earned a fee of $229,708.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended November 30, 2025, the annualized fee paid to FAS was 0.085% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$252,387
Class R Shares	207,143
TOTAL	$459,530
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2025, FSC retained $14,305 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2025, FSC retained $2,331 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended November 30, 2025, FSSC received $43,134 of the other service fees disclosed in Note 2.
Annual Financial Statements and Additional Information

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2025, were as follows:
Purchases	$260,112,135
Sales	$288,760,263
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2025, the Fund had no outstanding loans. During the year ended November 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2025, there were no outstanding loans. During the year ended November 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2025, 41.9% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended November 30, 2025, 20.3% qualify for the dividend received deduction available to corporate shareholders.
For the year ended November 30, 2025, 49.3% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Federated Hermes Global Allocation Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Global Allocation Fund (the Fund), including the portfolio of investments, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2025, by correspondence with custodian, transfer agent of the underlying funds and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
January 22, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Global Allocation Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Advisers, and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Global Allocation Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
G01454-01 (1/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Global Allocation Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Global Allocation Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Global Allocation Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Global Allocation Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Global Allocation Fund

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  January 22, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2026